VARIABLE INTEREST ENTITIES (Details Textual) (CAD) In Millions, unless otherwise specified				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2013 Powell River Energy Inc [Member]	Mar. 20, 2013 Powell River Energy Inc [Member]
Percentage Of Comprehensive Income (Loss) In Minority Interest				50.00%
Mortgage Loans on Real Estate, Face Amount of Mortgages	1.0	3.0	3.4
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage, Sold					50.001%
Repayments of Unsecured Debt				12.7
Percentage Of Purchases Of Power Generation From Affiliates1				100.00%
Variable Interest Entity, Percentage of Inclusion of Earnings in Consolidated Statements				100.00%